Organization and Description of Business	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Organization and Description of Business

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

Zayo Group, LLC, a Delaware limited liability company, was formed on May 4, 2007, and is the operating parent company of a number of subsidiaries engaged in bandwidth infrastructure provision and services. Zayo Group, LLC and its subsidiaries are collectively referred to as “Zayo Group” or the “Company.” Headquartered in Boulder, Colorado, the Company operates bandwidth infrastructure assets, including fiber networks and datacenters, in the United States and Europe to offer:

•	Physical infrastructure, including dark fiber, mobile infrastructure and colocation services.
•	Lit services, including wavelengths, Ethernet, IP, and SONET services.
•	Other services, provided by Zayo Professional Services and Zayo France.

Zayo Group is wholly owned by Zayo Group Holdings, Inc. (“Holdings” or “ZGH”).

On October 22, 2014, Holdings completed an initial public offering (“IPO”) of shares of its common stock, which were listed on the New York Stock Exchange (“NYSE”) under the ticker symbol “ZAYO”. Prior to Holding’s IPO, ZGH was wholly owned by Communications Infrastructure Investments, LLC ("CII"). The Company’s fiscal year ends June 30 each year.  The fiscal year ended June 30, 2014 is referred to as “Fiscal 2014” and the fiscal year ending June 30, 2015 as “Fiscal 2015.”